Financial instruments - Sensitivity analysis of interest rate variations (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
Cash and cash equivalents
Interest rate risk
Face amount	$ 11,515
BDMG
Interest rate risk
Face amount	(13,285)
Export prepayment agreement
Interest rate risk
Face amount	$ (109,644)
CDI
Interest rate risk
Interest rate (in percent)	13.04%
SELIC
Interest rate risk
Interest rate (in percent)	11.65%
BSBY | Export prepayment agreement
Interest rate risk
Interest rate (in percent)	5.43%
Probable scenario | Cash and cash equivalents
Interest rate risk
Increase (decrease) in net loss due possible increase in risk assumption	$ (1,155)
Probable scenario | BDMG
Interest rate risk
Increase (decrease) in net loss due possible increase in risk assumption	(1,481)
Probable scenario | Export prepayment agreement
Interest rate risk
Increase (decrease) in net loss due possible increase in risk assumption	$ (5,923)
Probable scenario | CDI
Interest rate risk
Interest rate (in percent)	10.03%
Probable scenario | SELIC
Interest rate risk
Interest rate (in percent)	11.15%
Probable scenario | BSBY | Export prepayment agreement
Interest rate risk
Interest rate (in percent)	5.40%
Scenario 1 | Cash and cash equivalents
Interest rate risk
Increase (decrease) in net loss due possible increase in risk assumption	$ (1,040)
Scenario 1 | BDMG
Interest rate risk
Increase (decrease) in net loss due possible increase in risk assumption	(1,629)
Scenario 1 | Export prepayment agreement
Interest rate risk
Increase (decrease) in net loss due possible increase in risk assumption	$ (6,071)
Scenario 1 | CDI
Interest rate risk
Interest rate (in percent)	9.03%
Scenario 1 | SELIC
Interest rate risk
Interest rate (in percent)	12.27%
Scenario 1 | BSBY | Export prepayment agreement
Interest rate risk
Percentage of reasonably possible increase (decrease) in risk assumption	2.50%
Interest rate (in percent)	5.54%
Scenario 1, Increase 10% | SELIC | BDMG
Interest rate risk
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Scenario 1, Decrease 10% | CDI | Cash and cash equivalents
Interest rate risk
Percentage of reasonably possible increase (decrease) in risk assumption	(10.00%)
Scenario 2 | Cash and cash equivalents
Interest rate risk
Increase (decrease) in net loss due possible increase in risk assumption	$ (924)
Scenario 2 | BDMG
Interest rate risk
Increase (decrease) in net loss due possible increase in risk assumption	(1,778)
Scenario 2 | Export prepayment agreement
Interest rate risk
Increase (decrease) in net loss due possible increase in risk assumption	$ (6,219)
Scenario 2 | CDI
Interest rate risk
Interest rate (in percent)	8.03%
Scenario 2 | SELIC
Interest rate risk
Interest rate (in percent)	13.38%
Scenario 2 | BSBY | Export prepayment agreement
Interest rate risk
Percentage of reasonably possible increase (decrease) in risk assumption	5.00%
Interest rate (in percent)	5.67%
Scenario 2, Increase 20% | SELIC | BDMG
Interest rate risk
Percentage of reasonably possible increase (decrease) in risk assumption	20.00%
Scenario 2, Decrease 20% | CDI | Cash and cash equivalents
Interest rate risk
Percentage of reasonably possible increase (decrease) in risk assumption	(20.00%)